PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS	PENSION AND OTHER POSTRETIREMENT BENEFITS
The Company sponsors a number of both funded and unfunded U.S. and non-U.S. defined benefit pension plans. Pension benefits for many of the Company's U.S. employees are provided through non-contributory, qualified, and non-qualified defined benefit plans. All non-union hourly and salaried employees joining Honeywell for the first time after December 31, 2012, are not eligible to participate in Honeywell’s U.S. defined benefit pension plans. The Company also sponsors defined benefit pension plans which cover non-U.S. employees who are not U.S. citizens, in certain jurisdictions, principally the UK, Netherlands, Germany, and Canada. Other pension plans outside of the U.S. are not material to the Company either individually or in the aggregate.
The Company sponsors postretirement benefit plans that provide health care benefits and life insurance coverage mainly to U.S. eligible retirees. None of Honeywell’s U.S. employees are eligible for a retiree medical subsidy from the Company. In addition, the vast majority of Honeywell’s U.S. retirees either have no Company subsidy or have a fixed-dollar subsidy amount. This significantly limits the Company's exposure to the impact of future health care cost increases. The retiree medical and life insurance plans are not funded. Claims and expenses are paid from the Company's cash flows from operations.
The following tables summarize the balance sheet impact, including the benefit obligations, assets, and funded status associated with the Company's significant pension and other postretirement benefit plans:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2023	2022	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$13,290	$17,391	$4,400	$6,999
Service cost	29	86	11	19
Interest cost	645	380	200	103
Plan amendments	—	—	—	—
Actuarial (gains) losses[1]	337	(3,135)	191	(1,929)
Benefits paid	(1,509)	(1,421)	(250)	(261)
Settlements and curtailments	—	(13)	—	—
Foreign currency translation	—	—	165	(533)
Other	—	2	1	2
Benefit obligation at end of year	12,792	13,290	4,718	4,400
Change in plan assets
Fair value of plan assets at beginning of year	17,005	20,560	5,304	8,396
Actual return on plan assets	1,070	(2,161)	267	(2,187)
Company contributions	28	37	22	17
Benefits paid	(1,509)	(1,421)	(250)	(261)
Settlements and curtailments	—	(13)	—	—
Foreign currency translation	—	—	205	(664)
Other	—	3	1	3
Fair value of plan assets at end of year	16,594	17,005	5,549	5,304
Funded status of plans	$3,802	$3,715	$831	$904
Amounts recognized in the Consolidated Balance Sheet consist of
Prepaid pension benefit cost[2]	$4,052	$3,970	$1,335	$1,356
Accrued pension liabilities—current[3]	(26)	(28)	(15)	(14)
Accrued pension liabilities—noncurrent[4]	(224)	(227)	(489)	(438)
Net amount recognized	$3,802	$3,715	$831	$904

1
The actuarial losses incurred in 2023 related to the Company's U.S. plans are primarily the result of a decrease in the discount rate assumption, as well as changes in demographic experience and demographic assumptions used to estimate the benefit obligations as of December 31, 2023, compared to December 31, 2022. Actuarial losses incurred in 2023 related to the Company's non-U.S. plans are primarily the result of a decrease in the discount rate assumption, partially offset by inflation related assumptions used to estimate the benefit obligations as of December 31, 2023, compared to December 31, 2022. Actuarial gains incurred in 2022 related to the Company's U.S. plans are primarily the result of an increase in the discount rate assumption, partially offset by changes in demographic experience and demographic assumptions used to estimate the benefit obligations as of December 31, 2022, compared to December 31, 2021. Actuarial gains incurred in 2022 related to the Company's non-U.S. plans are primarily the result of an increase in the discount rate assumption, partially offset by inflation related assumptions used to estimate the benefit obligations as of December 31, 2022, compared to December 31, 2021.

2	Included in Other assets in the Consolidated Balance Sheet.
3	Included in Accrued liabilities in the Consolidated Balance Sheet.
4	Included in Other liabilities in the Consolidated Balance Sheet.

	Other Postretirement Benefits
	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$133	$196
Service cost	—	—
Interest cost	6	5
Plan amendments	—	—
Actuarial (gains) losses	3	(54)
Benefits paid	(26)	(14)
Benefit obligation at end of year	116	133
Change in plan assets
Fair value of plan assets at beginning of year	—	—
Actual return on plan assets	—	—
Company contributions	—	—
Benefits paid	—	—
Fair value of plan assets at end of year	—	—
Funded status of plans	$(116)	$(133)
Amounts recognized in the Consolidated Balance Sheet consist of
Accrued liabilities	$(12)	$(21)
Postretirement benefit obligations other than pensions[1]	(104)	(112)
Net amount recognized	$(116)	$(133)

1	Excludes non-U.S. plan of $30 million and $34 million as of December 31, 2023, and 2022, respectively.
Amounts recognized in Accumulated other comprehensive (income) loss associated with the Company's significant pension and other postretirement benefit plans at December 31, 2023, and 2022, are as follows:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2023	2022	2023	2022
Prior service (credit) cost	$(7)	$(50)	$18	$18
Net actuarial (gain) loss	1,191	814	422	360
Net amount recognized	$1,184	$764	$440	$378

	Other Postretirement Benefits
	2023	2022
Prior service (credit) cost	$(30)	$(50)
Net actuarial (gain) loss	(68)	(84)
Net amount recognized	$(98)	$(134)
Net periodic benefit (income) cost and other amounts recognized in Other comprehensive (income) loss for the Company's significant pension and other postretirement benefit plans include the following components:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Service cost	$29	$86	$105	$11	$19	$26
Interest cost	645	380	306	200	103	77
Expected return on plan assets	(1,111)	(1,281)	(1,220)	(274)	(278)	(348)
Amortization of prior service (credit) cost	(42)	(42)	(42)	—	—	—
Recognition of actuarial (gains) losses	—	(14)	31	153	537	9
Settlements and curtailments	—	(2)	—	—	—	—
Net periodic benefit (income) cost	$(479)	$(873)	$(820)	$90	$381	$(236)

	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Actuarial (gains) losses	$378	$307	$(14)	$198	$294	$(221)
Prior service (credit) cost	—	—	—	—	—	(3)
Prior service credit recognized during year	42	43	43	—	(1)	(1)
Actuarial (gains) losses recognized during year	—	15	—	(153)	(537)	(9)
Foreign currency translation	—	—	—	17	204	(1)
Total recognized in Other comprehensive (income) loss	$420	$365	$29	$62	$(40)	$(235)
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$(59)	$(508)	$(791)	$152	$341	$(471)

	Other Postretirement Benefits
	Years Ended December 31,
	2023	2022	2021
Service cost	$—	$—	$—
Interest cost	6	5	5
Amortization of prior service (credit) cost	(20)	(42)	(74)
Recognition of actuarial (gains) losses	(13)	(4)	(2)
Net periodic benefit (income) cost	$(27)	$(41)	$(71)

	Years Ended December 31,
	2023	2022	2021
Actuarial (gains) losses	$3	$(54)	$(8)
Prior service (credit) cost	—	—	—
Prior service credit recognized during year	20	42	74
Actuarial (gains) losses recognized during year	13	4	2
Total recognized in other comprehensive (income) loss	36	(8)	68
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$9	$(49)	$(3)
Major actuarial assumptions used in determining the benefit obligations and net periodic benefit (income) cost for the Company's significant benefit plans are presented in the following table as weighted averages:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	4.97%	5.17%	2.87%	4.15%	4.50%	1.79%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.68%	2.69%	2.56%
Actuarial assumptions used to determine net periodic benefit (income) cost for years ended December 31
Discount rate—benefit obligation	5.17%	2.87%	2.50%	4.49%	1.77%	1.24%
Discount rate—service cost	5.26%	2.98%	2.68%	3.81%	1.48%	1.00%
Discount rate—interest cost	5.07%	2.26%	1.76%	4.56%	1.59%	1.00%
Expected rate of return on plan assets	6.75%	6.40%	6.15%	5.15%	3.61%	4.03%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.68%	2.56%	2.43%

	Other Postretirement Benefits
	2023	2022	2021
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.00%	5.32%	2.66%
Actuarial assumptions used to determine net periodic benefit cost for years ended December 31
Discount rate	5.32%	2.66%	2.20%
The discount rate for the Company's U.S. pension and other postretirement benefit plans reflects the current rate at which the associated liabilities could be settled at the measurement date of December 31. To determine discount rates for the Company's U.S. pension and other postretirement benefit plans, the Company uses a modeling process that involves matching the expected cash outflows of the Company's benefit plans to a yield curve constructed from a portfolio of high-quality, fixed income debt instruments. The Company uses the single weighted average yield of this hypothetical portfolio as a discount rate benchmark. The Company utilizes a full yield curve approach in the estimation of the service and interest cost components of net periodic pension benefit (income) for the Company's significant pension plans. This approach applies the specific spot rates along the yield curve used in the determination of the pension benefit obligation to their underlying projected cash flows and provides a more precise measurement of service and interest costs by improving the correlation between projected cash flows and their corresponding spot rates. For the Company's U.S. pension plans, the single weighted average spot rates used to determine service and interest costs for 2024 are 5.06% and 4.89%, respectively. The discount rate used to determine the other postretirement benefit obligation is higher principally due to a shorter expected duration of other postretirement plan obligations as compared to pension plan obligations.
The Company plans to use an expected rate of return on U.S. plan assets of 7.00% for 2024, which represents an increase from the 6.75% assumption used for 2023. The Company's asset return assumption is based on historical plan asset returns over varying long-term periods combined with current market conditions and broad asset mix considerations with a focus on long-term trends rather than short-term market conditions. The Company reviews the expected rate of return on an annual basis and revises it as appropriate.
For non-U.S. benefit plans, actuarial assumptions reflect economic and market factors relevant to each country.
PENSION BENEFITS
The following amounts relate to the Company's significant pension plans with accumulated benefit obligations exceeding the fair value of plan assets:

	December 31,
	U.S. Plans		Non-U.S. Plans
	2023	2022	2023	2022
Projected benefit obligation	$251	$255	$753	$682
Accumulated benefit obligation	249	253	736	664
Fair value of plan assets	—	—	249	230
The accumulated benefit obligation for the Company's U.S. defined benefit pension plans was $12.8 billion and $13.3 billion and for the Company's non-U.S. defined benefit pension plans was $4.7 billion and $4.4 billion at December 31, 2023, and 2022, respectively.
The Company's asset investment strategy for its U.S. pension plans focuses on maintaining a diversified portfolio using various asset classes in order to achieve the Company's long-term investment objectives on a risk adjusted basis. The Company's long-term target allocations are as follows: 45%-65% fixed income securities and cash, 25%-40% equity securities, 5%-10% real estate investments, and 10%-20% other types of investments. Equity securities include publicly-traded stock of companies located inside the United States. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, and U.S. Treasuries. Real estate investments include direct investments in commercial properties and investments in real estate funds. Other types of investments include investments in private equity that follow several different strategies. The Company reviews its assets on a regular basis to ensure that the Company is within the targeted asset allocation ranges and, if necessary, asset balances are adjusted back within target allocations.
The Company's non-U.S. pension assets are typically managed by decentralized fiduciary committees with the Honeywell Corporate Investments group providing investment guidance. The Company's non-U.S. investment policies are different for each country as local regulations and financial and tax considerations are part of the funding and investment allocation process in each country.
In accordance with Accounting Standards Codification “Fair Value Measurement (Topic 820)”, certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the following tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
The fair values of both the Company's U.S. and non-U.S. pension plans assets by asset category are as follows:

	U.S. Plans
	December 31, 2023
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$3,049	$3,049	$—	$—
U.S. equities	—	—	—	—
Fixed income
Short-term investments	2,942	283	2,659	—
Government securities	532	—	532	—
Corporate bonds	5,733	—	5,733	—
Mortgage/Asset-backed securities	676	—	676	—
Insurance contracts	7	—	7	—
Direct investments
Direct private investments	1,293	—	—	1,293
Real estate properties	977	—	—	977
Total	$15,209	$3,332	$9,607	$2,270
Investments measured at NAV
Private funds	1,265
Real estate funds	8
Commingled funds	112
Total assets at fair value	$16,594

	U.S. Plans
	December 31, 2022
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$3,336	$3,336	$—	$—
U.S. equities	6	6	—	—
Fixed income
Short-term investments	855	855	—	—
Government securities	1,492	—	1,492	—
Corporate bonds	6,632	—	6,632	—
Mortgage/Asset-backed securities	1,119	—	1,119	—
Insurance contracts	8	—	8	—
Direct investments
Direct private investments	1,284	—	—	1,284
Real estate properties	1,005	—	—	1,005
Total	$15,737	$4,197	$9,251	$2,289
Investments measured at NAV
Private funds	1,258
Real estate funds	10
Commingled funds	—
Total assets at fair value	$17,005

	Non-U.S. Plans
	December 31, 2023
	Total	Level 1	Level 2	Level 3
Equities
U.S. equities	$195	$—	$195	$—
Non-U.S. equities	365	—	365	—
Fixed income
Short-term investments	387	168	219	—
Government securities	1,635	—	1,635	—
Corporate bonds	1,103	—	1,103	—
Mortgage/Asset-backed securities	10	—	10	—
Insurance contracts	108	—	108	—
Insurance buy-in contracts	1,605	—	—	1,605
Investments in private funds
Private funds	115	—	41	74
Real estate funds	16	—	—	16
Total	$5,539	$168	$3,676	$1,695
Investments measured at NAV
Private funds	8
Real estate funds	2
Total assets at fair value	$5,549

	Non-U.S. Plans
	December 31, 2022
	Total	Level 1	Level 2	Level 3
Equities
U.S. equities	$144	$2	$142	$—
Non-U.S. equities	374	—	374	—
Fixed income
Short-term investments	341	341	—	—
Government securities	2,045	—	2,045	—
Corporate bonds	1,031	—	1,031	—
Mortgage/Asset-backed securities	31	—	31	—
Insurance contracts	115	—	115	—
Insurance buy-in contracts	950	—	—	950
Investments in private funds
Private funds	90	—	54	36
Real estate funds	130	—	—	130
Total	$5,251	$343	$3,792	$1,116
Investments measured at NAV
Private funds	10
Real estate funds	43
Total assets at fair value	$5,304
The following table summarizes changes in the fair value of level 3 assets for both U.S. and non-U.S. plans:

	U.S. Plans		Non-U.S. Plans
	Direct Private Investments	Real Estate Properties	Private Funds	Real Estate Funds	Insurance Buy-in Contracts
Balance at December 31, 2021	$1,336	$843	$33	$163	$691
Actual return on plan assets
Relating to assets still held at year-end	(66)	88	11	(33)	(477)
Relating to assets sold during the year	98	(24)	—	1	—
Purchases	75	148	—	—	736
Sales and settlements	(159)	(50)	(8)	(1)	—
Balance at December 31, 2022	1,284	1,005	36	130	950
Actual return on plan assets
Relating to assets still held at year-end	(34)	(115)	3	—	68
Relating to assets sold during the year	159	—	1	(3)	—
Purchases	131	88	39	—	587
Sales and settlements	(247)	(1)	(5)	(111)	—
Balance at December 31, 2023	$1,293	$977	$74	$16	$1,605
The Company enters into futures contracts to gain exposure to certain markets. Sufficient cash or cash equivalents are held by the Company's pension plans to cover the notional value of the futures contracts. At December 31, 2023, and 2022, the Company's U.S. plans had contracts with notional amounts of $4,025 million and $2,567 million, respectively. At December 31, 2023, and 2022, the Company's non-U.S. plans had contracts with notional amounts of $124 million and $120 million, respectively. In both the Company's U.S. and non-U.S. pension plans, the notional derivative exposure is related to outstanding equity and fixed income futures contracts.
Common stocks, preferred stocks, real estate investment trusts, and short-term investments are valued at the closing price reported in the active market in which the individual securities are traded. Corporate bonds, mortgage/asset-backed securities, and government securities are valued either by using pricing models, bids provided by brokers or dealers, quoted prices of securities with similar characteristics, or discounted cash flows, and as such, include adjustments for certain risks that may not be observable such as credit and liquidity risks. Certain securities are held in collective trust funds which are valued using net asset values provided by the administrators of the funds. Investments in private equity, debt, real estate and hedge funds, and direct private investments are valued at estimated fair value based on quarterly financial information received from the investment advisor and/or general partner. Investments in real estate properties are valued on a quarterly basis using the income approach. Valuation estimates are periodically supplemented by third party appraisals. The insurance buy-in contracts represent policies held by the Honeywell UK Pension Scheme, whereby the cost of providing pension benefits to plan participants is funded by the policies. The cash flows from the policies are intended to match the pension benefits. The fair value of these policies is based on an estimate of the policies' exit price.
The Company's funding policy for qualified defined benefit pension plans is to contribute amounts at least sufficient to satisfy regulatory funding standards. In 2023, 2022, and 2021, the Company was not required to make contributions to the U.S. pension plans and no contributions were made. The Company is not required to make any contributions to the U.S. pension plans in 2024. In 2023, contributions of $12 million were made to the non-U.S. pension plans to satisfy regulatory funding requirements. In 2024, the Company expects to make contributions of cash and/or marketable securities of approximately $12 million to the non-U.S. pension plans to satisfy regulatory funding standards. Contributions for both the U.S. and non-U.S. pension plans do not reflect benefits paid directly from Company assets.
Benefit payments, including amounts to be paid from Company assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

	U.S. Plans	Non-U.S. Plans
2024	$1,094	$257
2025	1,077	253
2026	1,062	260
2027	1,044	266
2028	1,022	268
2029-2033	4,699	1,270
During the twelve months ended December 31, 2023, the Company repurchased $200 million of outstanding Honeywell shares of common stock from the Honeywell U.S. Pension Plan Master Trust. The Company completed no repurchases of outstanding Honeywell shares of common stock from the Honeywell U.S. Pension Plan Master Trust during 2022.
OTHER POSTRETIREMENT BENEFITS

	December 31,
	2023	2022
Assumed health care cost trend rate
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2031	2031
Benefit payments reflecting expected future service, as appropriate, are expected to be paid as follows:

	Without Impact of Medicare Subsidy	Net of Medicare Subsidy
2024	$13	$12
2025	12	12
2026	12	11
2027	11	11
2028	11	10
2029-2033	46	44